Note 18 - Equity Incentive Plan - Schedule of Weighted-average Black-Scholes Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expected dividends	1.60%	1.22%	1.27%
Expected term (in years) (Year)	7 years 1 month 20 days	9 years 4 months 6 days	7 years 9 months 14 days
Expected stock price volatility	25.00%	24.00%	26.00%
Risk-free rate	1.90%	2.83%	2.23%